Financial income, net	12 Months Ended
Dec. 31, 2024
Nonoperating Income (Expense) [Abstract]
Financial income, net
Note 19. Financial (expense) income, net

	Year Ended December 31,
	2024	2023	2022
Financial income:
Interest on deposits and investments	$18,219	$10,569	$2,025
Foreign currency translation differences	80	585	1,736
Remeasurement of liability instruments	—	—	116,863
Other	16	147	319

Financial expenses:
Remeasurement of liability instruments	(349,604)	(119,348)	—
Bank charges	(143)	(233)	(187)
Changes in exchange rates	(1,429)	(379)	(891)
Other	(29)	(141)	(149)
	$(332,890)	$(108,800)	$119,716